Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2015
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Shorter of the lease term or estimated useful lives
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years